Long-Term Obligations and Other Short-Term Borrowings	12 Months Ended
Jun. 30, 2011
Long-Term Obligations and Other Short-Term Borrowings
Long-Term Obligations and Other Short-Term Borrowings

8. LONG-TERM OBLIGATIONS AND OTHER SHORT-TERM BORROWINGS

Long-term obligations and other short-term borrowings consist of the following as of June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
4.00% Notes due 2015	$536.6	$534.7
4.625% Notes due 2020	500.1	0.0
5.50% Notes due 2013	306.9	305.1
5.65% Notes due 2012	211.7	216.1
5.80% Notes due 2016	306.9	308.9
5.85% Notes due 2017	158.0	158.0
6.00% Notes due 2017	209.6	213.1
6.75% Notes due 2011	0.0	218.7
7.80% Debentures due 2016	37.1	44.1
7.00% Debentures due 2026	124.5	124.5
Other obligations	110.6	6.1

Total	2,502.0	2,129.3
Less: current portion and other short-term borrowings	326.7	233.2

Long-term obligations, less current portion	$2,175.3	$1,896.1

Maturities of long-term obligations and other short-term borrowings for the next five fiscal years and thereafter are as follows:

(in millions)	2012	2013	2014	2015	2016	Thereafter	Total
Maturities of long-term obligations and other short-term borrowings	$326.7	$310.7	$1.3	$532.8	$0.0	$1,330.5	$2,502.0

Long-Term Debt

The 4.00%, 5.50%, 5.65%, 5.80%, 5.85%, 6.00% and 6.75% Notes represent unsecured obligations. The 7.80% and 7.00% Debentures represent unsecured obligations of Allegiance Corporation (a wholly-owned subsidiary), which Cardinal Health, Inc. has guaranteed. None of these obligations are subject to a sinking fund and the Allegiance obligations are not redeemable prior to maturity. Interest is paid pursuant to the terms of the obligations. These notes are effectively subordinated to the liabilities of our subsidiaries, including trade payables of $11.3 billion.

In December 2010, we sold $500.0 million aggregate principal amount of fixed rate notes due 2020 with interest at 4.625% per year ("the 4.625% Notes") in a registered offering. The 4.625% Notes mature on December 15, 2020. The notes are unsecured and unsubordinated obligations and rank equally in right of payment with all of our existing and future unsecured and unsubordinated indebtedness. We used the proceeds for general corporate purposes and to repay $219.7 million of our 6.75% Notes on February 15, 2011.

The 5.65% Notes due 2012, 5.50% Notes due 2013, 6.00% Notes due 2017, and 4.625% Notes require us to offer to purchase the notes at 101% of the principal amount plus accrued and unpaid interest, if we have a defined change of control and specified ratings below investment grade by S&P, Moody's, and Fitch.

On September 24, 2009, we completed a debt tender announced on August 27, 2009 for an aggregate purchase price, including an early tender premium but excluding accrued interest, fees and expenses, of $1.1 billion of the following series of debt securities: (i) 7.80% Debentures due October 15, 2016 of Allegiance Corporation; (ii) our 6.75% Notes due February 15, 2011; (iii) our 6.00% Notes due June 15, 2017; (iv) 7.00% Debentures due October 15, 2026 of Allegiance Corporation; (v) our 5.85% Notes due December 15, 2017; (vi) our 5.80% Notes due October 15, 2016; (vii) our 5.65% Notes due June 15, 2012; (viii) our 5.50% Notes due June 15, 2013; and (ix) our 4.00% Notes due June 15, 2015. In connection with the debt tender, we incurred a pre-tax loss for the early extinguishment of debt of approximately $39.9 million, which included an early tender premium of $66.4 million, the write-off of $5.3 million of unamortized debt issuance costs and an offsetting $31.8 million fair value adjustment to the respective debt related to previously terminated interest rate swaps. The debt tender was completed using a portion of the $1.4 billion of cash distributed to us from CareFusion in connection with the Spin-Off.

Other Financing Arrangements

In addition to cash and equivalents, at June 30, 2011 and 2010, our sources of liquidity included a $1.5 billion commercial paper program backed by a $1.5 billion revolving credit facility. On May 12, 2011, we replaced our prior revolving credit facility with a new $1.5 billion facility that expires in May 2016. The revolving credit facility exists largely to support issuances of commercial paper as well as other short-term borrowings for general corporate purposes.

We also maintain a $950.0 million committed receivables sales facility program. On November 9, 2010, we amended our committed receivables sales facility to extend its term to November 2012. The committed receivables sales facility exists largely to provide liquidity by selling interests in our receivables.

We had no outstanding borrowings from the commercial paper program and no outstanding balance under the committed receivables sales facility program at June 30, 2011 and 2010. We also had no outstanding balance under the revolving credit facility at June 30, 2011 and 2010, except for $44.3 million and $48.2 million, respectively, of standby letters of credit. Our revolving credit facility and committed receivables sales facility require us to maintain a consolidated interest coverage ratio, as of any fiscal quarter end, of at least 4-to-1 and a consolidated leverage ratio of no more than 3.25-to-1. As of June 30, 2011, we were in compliance with these financial covenants.

We also maintain other short-term credit facilities and an unsecured line of credit that allowed for borrowings up to $173.9 million and $4.8 million at June 30, 2011 and 2010, respectively. The $110.6 million and $6.1 million balance of other obligations at June 30, 2011 and 2010, respectively, consisted primarily of additional notes, loans and capital leases.